Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Summary of detailed information about lease amounts recognized In statements of cash flows

	As of December 31,
in €‘000	2024	2023
Right-of-use assets – Property and equipment
Buildings	46,369	51,394
Other facilities and equipment	500	318
Lease liabilities – Loans and borrowings
Current	9,968	9,537
Non-current	36,697	40,414

Summary of detailed information about reconciliation of right of use assets

	Office buildings
in €‘000	2024	2023
Balance as of January 1,	51,394	20,409
Depreciation charge for the year	(8,828)	(7,181)
Additions	3,845	39,727
Derecognition due to lease termination	(233)	(1,311)
Foreign currency effects	191	(250)
Balance as of December 31,	46,369	51,394

Summary of detailed information about reconciliation of lease liabilities

in €‘000	2024	2023
Balance as of January 1,	49,951	22,014
Additions to lease liabilities	4,281	38,209
Accretion of interest	2,797	1,149
Interest paid	(2,797)	(1,149)
Payments	(7,830)	(7,983)
Rent concessions	(53)	(30)
Derecognition due to lease termination	(233)	(1,323)
Foreign currency effects	549	(936)
Balance as of December 31,	46,665	49,951
Current	9,968	9,537
Non-current	36,697	40,414

Summary of detailed information about lease amounts recognized in profit or loss

	Years Ended December 31,
in €‘000	2024	2023	2022
Interest on lease liabilities	2,797	1,149	661
Depreciation	9,038	7,181	5,913
Income from sub-leasing right-of-use assets	(112)	(14)	—
Expenses relating to short-term or low value leases[1]	844	941	682
Rent concessions	(53)	(30)	(38)
Total amount recognized in profit from continuing operations	12,514	9,227	7,218
[1]

The Company has elected not to recognize a lease liability for short term leases (leases with an expected term of 12 months or less) or for leases of low value assets. Payments made under such leases are expensed on a straight-line basis.

Summary of detailed information about lease amounts recognized in statements of cash flows

	Years Ended December 31,
in €‘000	2024	2023	2022
Operating activities - cash outflow for leases
-Short-term and low-value lease payments	831	938	682
-Interest paid on lease liabilities	2,797	1,149	661
Financing activities – Principal payment on lease liabilities	7,830	7,983	5,958
Total cash outflow for leases	11,458	10,070	7,301